Nature of Expenses - Summary of Detailed Information About Expenses by Nature (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of expenses [Line Items]
Freight, transportation and distribution	$ 537	$ 535	$ 488
Cost of goods sold	3,335	3,091	3,522
Selling and administrative expenses	214	212	239
Other	852	782	694
Transaction costs	84	18
Total	4,187	3,873	4,216
Other expenses (income)	17	17	(33)
Depreciation and amortization [member]
Disclosure of expenses [Line Items]
Cost of goods sold	655	652	652
Other	37	43	33
Total	692	695	685
Employee costs [member]
Disclosure of expenses [Line Items]
Cost of goods sold	563	575	566
Other	113	93	90
Total	676	668	656
Energy and fuel [member]
Disclosure of expenses [Line Items]
Cost of goods sold	389	358	452
Total	389	358	452
Freight [member]
Disclosure of expenses [Line Items]
Other	372	367	345
Total	372	367	345
Impairment of property, plant and equipment [member]
Disclosure of expenses [Line Items]
Cost of goods sold	305	47
Total	305	47
Natural gas feedstock [member]
Disclosure of expenses [Line Items]
Cost of goods sold	260	250	359
Total	260	250	359
Sulfur [member]
Disclosure of expenses [Line Items]
Cost of goods sold	143	151	236
Total	143	151	236
Ammonia [member]
Disclosure of expenses [Line Items]
Cost of goods sold	103	92	114
Total	103	92	114
Natural gas hedge loss [member]
Disclosure of expenses [Line Items]
Cost of goods sold	55	77	89
Total	55	77	89
Reagents [member]
Disclosure of expenses [Line Items]
Cost of goods sold	77	76	87
Total	77	76	87
Other raw materials [member]
Disclosure of expenses [Line Items]
Cost of goods sold	107	110	131
Total	107	110	131
Contract services [member]
Disclosure of expenses [Line Items]
Cost of goods sold	255	256	305
Total	255	256	305
Supplies [member]
Disclosure of expenses [Line Items]
Cost of goods sold	238	258	289
Total	238	258	289
Railcar and vessel costs [member]
Disclosure of expenses [Line Items]
Other	102	106	86
Total	102	106	86
Transaction costs [Member]
Disclosure of expenses [Line Items]
Other	84	18
Total	84	18
Off-site warehouse costs [member]
Disclosure of expenses [Line Items]
Other	47	47	47
Total	47	47	47
Property and other taxes [member]
Disclosure of expenses [Line Items]
Cost of goods sold	40	39	38
Total	40	39	38
Royalties [member]
Disclosure of expenses [Line Items]
Cost of goods sold	39	38	69
Total	39	38	69
Products purchased for resale [member]
Disclosure of expenses [Line Items]
Cost of goods sold	18	1	58
Total	18	1	58
Other expenses [member]
Disclosure of expenses [Line Items]
Cost of goods sold	88	111	77
Other	97	108	93
Total	$ 185	$ 219	$ 170